FINANCIAL RISK MANAGEMENT - Currency Exposure (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Assets:
Current Assets		$ 7,979	$ 6,686
Non-current assets		92,805	66,283
Total assets		100,784	72,969
Liabilities:
Current Liabilities		11,705	8,377
Non-current liabilities		55,063	39,038
Total liabilities associated with assets held for sale		66,768	47,415
Redeemable Partnership Units held by Brookfield		2,190	2,263
Non-controlling interest, BIPC exchange units, equity		1,533	1,289
Non-controlling interest, exchange LP units	[1]	72	72
Non-controlling interest, other		24,872	16,531
Net investment attributable to limited partners and general partner		5,349	5,399
USD
Assets:
Current Assets		3,446	2,365
Non-current assets		30,178	14,133
Total assets		33,624	16,498
Liabilities:
Current Liabilities		5,124	2,715
Non-current liabilities		19,995	10,230
Total liabilities associated with assets held for sale		25,119	12,945
Redeemable Partnership Units held by Brookfield		(731)	(668)
Non-controlling interest, BIPC exchange units, equity		(513)	(380)
Non-controlling interest, exchange LP units		(23)	(22)
Non-controlling interest, other		11,552	6,217
Net investment attributable to limited partners and general partner		(1,780)	(1,594)
AUD
Assets:
Current Assets		193	335
Non-current assets		3,833	4,299
Total assets		4,026	4,634
Liabilities:
Current Liabilities		306	320
Non-current liabilities		1,637	1,701
Total liabilities associated with assets held for sale		1,943	2,021
Redeemable Partnership Units held by Brookfield		375	525
Non-controlling interest, BIPC exchange units, equity		262	299
Non-controlling interest, exchange LP units		12	17
Non-controlling interest, other		518	518
Net investment attributable to limited partners and general partner		916	1,254
GBP
Assets:
Current Assets		962	653
Non-current assets		11,491	8,092
Total assets		12,453	8,745
Liabilities:
Current Liabilities		1,066	1,169
Non-current liabilities		6,253	4,663
Total liabilities associated with assets held for sale		7,319	5,832
Redeemable Partnership Units held by Brookfield		644	536
Non-controlling interest, BIPC exchange units, equity		451	305
Non-controlling interest, exchange LP units		21	17
Non-controlling interest, other		2,447	776
Net investment attributable to limited partners and general partner		1,571	1,279
BRL
Assets:
Current Assets		766	737
Non-current assets		5,231	4,489
Total assets		5,997	5,226
Liabilities:
Current Liabilities		568	494
Non-current liabilities		3,422	3,026
Total liabilities associated with assets held for sale		3,990	3,520
Redeemable Partnership Units held by Brookfield		319	313
Non-controlling interest, BIPC exchange units, equity		223	178
Non-controlling interest, exchange LP units		10	10
Non-controlling interest, other		676	460
Net investment attributable to limited partners and general partner		779	745
CAD
Assets:
Current Assets		923	962
Non-current assets		22,235	21,977
Total assets		23,158	22,939
Liabilities:
Current Liabilities		2,026	2,063
Non-current liabilities		12,795	11,765
Total liabilities associated with assets held for sale		14,821	13,828
Redeemable Partnership Units held by Brookfield		727	846
Non-controlling interest, BIPC exchange units, equity		509	482
Non-controlling interest, exchange LP units		24	27
Non-controlling interest, other		5,303	5,737
Net investment attributable to limited partners and general partner		1,774	2,019
EUR
Assets:
Current Assets		683	72
Non-current assets		7,036	1,190
Total assets		7,719	1,262
Liabilities:
Current Liabilities		604	40
Non-current liabilities		3,114	142
Total liabilities associated with assets held for sale		3,718	182
Redeemable Partnership Units held by Brookfield		466	239
Non-controlling interest, BIPC exchange units, equity		326	136
Non-controlling interest, exchange LP units		15	8
Non-controlling interest, other		2,057	128
Net investment attributable to limited partners and general partner		1,137	569
COP
Assets:
Current Assets		255	200
Non-current assets		1,288	989
Total assets		1,543	1,189
Liabilities:
Current Liabilities		182	151
Non-current liabilities		709	535
Total liabilities associated with assets held for sale		891	686
Redeemable Partnership Units held by Brookfield		22	15
Non-controlling interest, BIPC exchange units, equity		16	9
Non-controlling interest, exchange LP units		1	0
Non-controlling interest, other		559	442
Net investment attributable to limited partners and general partner		54	37
PEN
Assets:
Current Assets		130	127
Non-current assets		1,295	1,202
Total assets		1,425	1,329
Liabilities:
Current Liabilities		13	10
Non-current liabilities		652	616
Total liabilities associated with assets held for sale		665	626
Redeemable Partnership Units held by Brookfield		31	30
Non-controlling interest, BIPC exchange units, equity		22	17
Non-controlling interest, exchange LP units		1	1
Non-controlling interest, other		631	584
Net investment attributable to limited partners and general partner		75	71
INR
Assets:
Current Assets		515	1,150
Non-current assets		9,617	9,288
Total assets		10,132	10,438
Liabilities:
Current Liabilities		1,710	1,325
Non-current liabilities		6,258	6,226
Total liabilities associated with assets held for sale		7,968	7,551
Redeemable Partnership Units held by Brookfield		248	305
Non-controlling interest, BIPC exchange units, equity		174	174
Non-controlling interest, exchange LP units		8	10
Non-controlling interest, other		1,129	1,669
Net investment attributable to limited partners and general partner		605	729
NZD & Other
Assets:
Current Assets		106	85
Non-current assets		601	624
Total assets		707	709
Liabilities:
Current Liabilities		106	90
Non-current liabilities		228	134
Total liabilities associated with assets held for sale		334	224
Redeemable Partnership Units held by Brookfield		89	122
Non-controlling interest, BIPC exchange units, equity		63	69
Non-controlling interest, exchange LP units		3	4
Non-controlling interest, other		0	0
Net investment attributable to limited partners and general partner		$ 218	$ 290

[1]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.